Tax and employee-related liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax And Employee-Related Liabilities [Abstract]
Employee-related liabilities	€ 13,107	€ 10,815
Social security and other taxes	6,350	5,394
BALANCE AS AT DECEMBER 31	19,458	16,209
Less non-current portion	0	0
CURRENT PORTION	€ 19,458	€ 16,209